Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net loss per share – diluted	[1]	$ (1.43)	$ (0.53)
Weighted-average shares outstanding – diluted	[1]	3,849,621	3,568,265

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.